EARNINGS PER SHARE (Tables)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2021
Earnings Per Share [Abstract]
Schedule of reconciliation for calculation of basic and diluted earnings per share [Table Text Block]
	2023	2022
Net income from continuing operations after income taxes	$1,381,540	$12,197,574
Net loss from discontinued operations after income taxes	$(1,088,329)	$(2,242,644)
Net income	$293,211	$9,954,930

Weighted average number of common shares outstanding	120,047,814	118,308,584
Dilutive effect of warrants and stock options outstanding	2,833,093	2,833,093
Diluted weighted average number of common shares outstanding	122,880,907	121,141,677

Basic income per share, continuing operations	$0.01	$0.10
Diluted income per share, continuing operations	$0.01	$0.10

Basic loss per share, discontinued operations	$(0.01)	$(0.02)
Diluted loss per share, discontinued operations	$(0.01)	$(0.02)

Basic income per share	$0.00	$0.08
Diluted income per share	$0.00	$0.08

January 31, 2021
Net loss from continuing operations after income taxes	$(4,601,572)
Net loss from discontinued operations after income taxes	$(3,228,056)
Net loss	$(7,829,628)

Weighted average number of common shares outstanding	104,841,540
Dilutive effect of warrants and stock options outstanding	-
Diluted weighted average number of common shares outstanding	104,841,540

Basic loss per share, continuing operations	$(0.04)
Diluted loss per share, continuing operations	$(0.04)

Basic loss per share, discontinued operations	$(0.03)
Diluted loss per share, discontinued operations	$(0.03)

Basic loss per share	$(0.07)
Diluted loss per share	$(0.07)